Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income / (Loss) [Member)	Total
Balance at beginning at Dec. 31, 2017			$ 25,835	$ 1,198	$ 27,033
Balance at beginning, shares at Dec. 31, 2017
Ordinary Shares issued
Ordinary Shares issued, shares	15,000,150
Capital Contributions		106,489			106,489
Net Loss			(980,098)		(980,098)
Foreign Currency Translation Adjustments				29,183	29,183
Balance at end at Dec. 31, 2018		106,489	(954,263)	30,381	(817,393)
Balance at end, shares at Dec. 31, 2018	15,000,150
Ordinary Shares issued		16,666			16,666
Ordinary Shares issued, shares	4,999,850
Capital Contributions		880,292			880,292
Net Loss			(1,755,042)		(1,755,042)
Foreign Currency Translation Adjustments				26,867	26,867
Balance at end at Dec. 31, 2019		1,003,447	(2,709,305)	57,248	(1,648,610)
Balance at end, shares at Dec. 31, 2019	20,000,000
Ordinary Shares issued		20,810,388			20,810,388
Ordinary Shares issued, shares	5,000,000
Capital Contributions		163,847			163,847
Net Loss			(2,218,062)		(2,218,062)
Foreign Currency Translation Adjustments				(205,785)	(205,785)
Balance at end at Dec. 31, 2020		$ 21,977,682	$ (4,927,367)	$ (148,537)	$ 16,901,778
Balance at end, shares at Dec. 31, 2020	25,000,000